Business combinations (Details Textual) - USD ($)		12 Months Ended
	Mar. 13, 2012	Dec. 31, 2014	Dec. 31, 2013
Business Combination, Separately Recognized Transactions [Line Items]
Contingent Potential Cash Payment			$ 1,000,000
Business Combination Commitment Percentage			100.00%
Fair Value Inputs, Discount Rate		20.00%	20.00%
Finite-lived Intangible Assets Acquired		$ 47,300,000
Future Probability Deferred Compensation Payments	$ 50,927,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		$ 18,500,000
Fair Value Assumption Probability Percentage		72.00%
Maximum [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Contingent Potential Cash Payment	$ 1,000,000
Income Approach Valuation Technique [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Fair Value Inputs, Discount Rate		20.00%
Senior Secured Six Year Note [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		7.50%
Debt Instrument, Maturity Date		Mar. 24, 2014
Warrant One [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Class Of Warrant Or Right Exercisable	2,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.44
Warrant Two [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Class Of Warrant Or Right Exercisable	1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.00
Eclat Pharmaceuticals [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination Commitment Percentage	20.00%
Eclat Pharmaceuticals [Member] | Senior Secured Six Year Note [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Debt Instrument, Face Amount	$ 12,000,000
Eclat Pharmaceuticals [Member] | Two Warrants [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,300,000
Hycet [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination Commitment Percentage	100.00%
Fair Value Inputs, Discount Rate		13.00%